Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
California (97.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,047
	ABC Unified School District GO	3.000%	8/1/40	2,000	1,793
	Acalanes Union High School District GO	6.350%	8/1/39	10,000	11,362
	Acalanes Union High School District GO	6.550%	8/1/39	4,500	5,150
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/52	3,180	877
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,510
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,100	550
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,976
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,952
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	583
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	581
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,030	961
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,384
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	1,004
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,080
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,233
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,972
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/33	1,000	988
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,547
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	1,000	1,017
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/35	1,000	1,014
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	7,000	6,205
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	1,205	1,227
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	1,325	1,343
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	784
[5]	Alhambra Unified School District GO	0.000%	8/1/42	2,250	1,101
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/47	1,425	1,466
[6]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	1.050%	3/3/25	9,000	9,000
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	1,998
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,557
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,658
[7]	Antelope Valley Community College District GO	5.000%	8/1/43	340	358
[7]	Antelope Valley Community College District GO	5.000%	8/1/44	285	299
	Antelope Valley Community College District GO	0.000%	8/1/46	1,800	675
	Antelope Valley Community College District GO	0.000%	8/1/48	1,570	529
	Antelope Valley Community College District GO	0.000%	8/1/49	3,660	1,175
	Antelope Valley Community College District GO	0.000%	2/1/50	5,400	1,690
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,344
[5]	Antioch Unified School District GO	4.000%	8/1/54	7,875	7,695
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	12,882
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,375
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	120	120
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	19,895	19,786
[6]	Bay Area Toll Authority Highway Revenue VRDO	0.850%	3/3/25	800	800
[6]	Bay Area Toll Authority Highway Revenue VRDO	0.830%	3/6/25	2,400	2,400
	Berkeley CA GO	2.000%	9/1/41	140	98
	Berkeley CA Unified School District GO	2.000%	8/1/39	400	308
	Berryessa Union School District GO	5.000%	8/1/40	1,270	1,312
	Beverly Hills CA Unified School District GO	3.000%	8/1/38	6,560	6,210
	Beverly Hills CA Unified School District GO	3.000%	8/1/40	3,155	2,879
	Beverly Hills CA Unified School District GO	3.000%	8/1/41	2,000	1,787
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,231
	Burlingame School District GO	0.000%	8/1/35	3,970	2,799
	Burlingame School District GO	3.000%	8/1/42	2,000	1,741
[8]	Cabrillo Community College District GO	0.000%	5/1/26	2,060	1,965

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California (Veterans Bond Program) GO	4.750%	12/1/42	1,000	1,042
	California (Veterans Bond Program) GO	4.850%	12/1/46	2,000	2,082
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	5/1/30	3,770	4,016
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	42,730	43,204
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	9,285	9,776
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	19,080	20,252
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	29,245	31,083
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	15,830	17,194
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	26,385
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	14,115	15,205
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	1,505	1,633
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	42,500	46,280
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	16,300	17,521
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	51,295	54,588
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	38,890	42,849
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	26,170	26,487
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	33,675	35,755
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	15,590	15,740
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	8,510	9,249
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,639
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	947
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,734
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,500	4,182
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,046
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	260	263
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	24,410	5,465
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	260
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,630	1,727
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,320
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	1,490	1,849
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	305
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	4,470	4,666
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	14,000	16,963
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,108
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,028
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	12,970	15,393
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,360
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	7,440	7,507
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	12,215	14,423
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,097
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	173
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	8,073
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,232
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	13,770	14,438
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,161
[9]	California Educational Facilities Authority Revenue TOB VRDO	1.750%	3/3/25	3,610	3,610
[9]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,751
[9]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/54	1,505	1,511
[9]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/64	3,800	3,768
[9]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/64	1,350	1,370
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	12,500	12,992
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	15,085	16,694
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	46,450	52,366
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	22,830	23,847
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,217
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,142
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	406
	California Enterprise Development Authority Private School Revenue (Castilleja School Foundation Project)	5.000%	6/1/49	3,950	4,309
	California Enterprise Development Authority Private School Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	7,000	6,668
	California GO	5.000%	4/1/30	3,340	3,708
	California GO	5.000%	8/1/30	4,750	4,894
	California GO	5.000%	8/1/30	5,040	5,407
	California GO	5.000%	10/1/30	4,200	4,519
	California GO	4.000%	9/1/31	5,000	5,063
	California GO	5.000%	9/1/31	8,675	8,949
	California GO	5.000%	11/1/31	1,000	1,055

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/31	2,255	2,426
	California GO	5.000%	8/1/32	2,000	2,097
[1]	California GO	5.250%	8/1/32	7,550	8,706
	California GO	4.000%	9/1/32	2,480	2,509
	California GO	5.000%	11/1/32	2,800	2,948
	California GO	5.000%	11/1/32	2,940	3,278
	California GO	5.000%	4/1/33	10,500	11,354
	California GO	5.000%	8/1/33	10,640	10,938
	California GO	5.000%	8/1/33	7,000	7,327
	California GO	3.000%	10/1/33	1,000	1,002
	California GO	5.000%	11/1/33	2,395	2,664
	California GO	5.000%	8/1/34	1,000	1,028
	California GO	5.000%	9/1/34	250	257
	California GO	5.000%	9/1/34	3,505	3,608
	California GO	4.000%	10/1/34	3,845	3,992
	California GO	3.000%	11/1/34	1,000	999
	California GO	4.000%	11/1/34	4,620	4,871
	California GO	5.000%	12/1/34	1,345	1,378
	California GO	5.000%	12/1/34	16,855	18,723
	California GO	5.000%	3/1/35	12,145	13,321
	California GO	5.000%	3/1/35	2,930	3,214
	California GO	5.000%	4/1/35	13,875	14,842
	California GO	5.000%	8/1/35	3,110	3,195
	California GO	4.000%	9/1/35	11,500	11,593
	California GO	5.000%	9/1/35	3,265	3,359
	California GO	5.000%	9/1/35	1,465	1,703
	California GO	5.000%	11/1/35	3,750	3,936
	California GO	3.250%	12/1/35	235	233
	California GO	5.000%	12/1/35	3,945	4,371
	California GO	4.000%	3/1/36	15,985	16,626
	California GO	5.000%	3/1/36	1,245	1,363
	California GO	5.000%	4/1/36	3,615	3,898
	California GO	5.000%	8/1/36	9,650	9,907
	California GO	3.000%	9/1/36	7,000	6,591
	California GO	4.000%	9/1/36	5,295	5,331
	California GO	5.000%	9/1/36	3,730	4,238
	California GO	5.000%	9/1/36	2,180	2,477
	California GO	5.000%	9/1/36	500	514
	California GO	5.000%	9/1/36	18,850	21,719
	California GO	5.000%	9/1/36	3,500	4,060
	California GO	5.000%	9/1/36	15,180	17,609
	California GO	5.000%	10/1/36	2,000	2,290
	California GO	5.000%	11/1/36	15,000	16,033
	California GO	5.000%	12/1/36	13,130	14,518
	California GO	5.000%	4/1/37	3,320	3,750
	California GO	5.000%	8/1/37	7,500	7,693
	California GO	5.000%	8/1/37	6,000	6,389
	California GO	5.000%	8/1/37	5,000	5,825
	California GO	5.000%	9/1/37	12,085	12,414
	California GO	5.000%	9/1/37	16,665	19,175
	California GO	5.000%	10/1/37	7,815	8,740
	California GO	5.000%	11/1/37	15,340	16,397
	California GO	5.000%	9/1/38	2,605	2,996
	California GO	4.000%	11/1/38	1,100	1,142
	California GO	5.000%	8/1/39	10,000	11,598
	California GO	5.000%	9/1/39	1,505	1,701
	California GO	4.000%	10/1/39	6,430	6,575
	California GO	5.000%	10/1/39	1,750	1,992
	California GO	4.000%	11/1/39	5,000	5,169
	California GO	5.000%	11/1/39	10,000	10,681
	California GO	4.000%	3/1/40	4,905	5,040
	California GO	4.000%	10/1/41	10,905	11,160
	California GO	3.000%	11/1/41	4,125	3,722
	California GO	2.250%	12/1/41	480	361
	California GO	4.000%	4/1/42	1,500	1,529
	California GO	5.000%	4/1/42	5,500	5,737
	California GO	4.000%	9/1/42	1,700	1,735
	California GO	5.000%	9/1/42	23,770	26,312
	California GO	5.000%	9/1/42	3,550	3,710
	California GO	5.000%	10/1/42	9,000	9,599

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/42	3,500	3,900
	California GO	4.000%	9/1/43	8,290	8,423
	California GO	5.000%	9/1/43	5,000	5,592
	California GO	5.000%	4/1/45	2,835	2,987
	California GO	2.375%	10/1/46	2,000	1,456
	California GO	5.000%	10/1/48	17,050	17,753
	California GO	5.000%	4/1/49	5,000	5,238
	California GO	2.500%	12/1/49	100	72
	California GO	2.500%	3/1/50	500	355
	California GO	4.250%	9/1/52	2,515	2,556
	California GO	5.250%	8/1/54	6,495	7,211
[6]	California GO VRDO	0.850%	3/6/25	5,000	5,000
[6]	California GO VRDO	0.860%	3/6/25	1,900	1,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	7,500	8,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,755	7,487
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,240
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,848
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,980	15,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,727
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	6,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	100	108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	3,035	3,303
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	7,531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,080	1,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,842
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,560
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,990
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	3,070	2,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	2,500	1,805
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,745	2,780
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	12,805	12,675
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,888
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	9,740	9,895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	4,106
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,980	8,595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	940
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,500	1,736
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	35,325	34,760
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	3,795	3,888
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,109
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,429
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	6,755	6,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,284
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	5,975	4,962
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,840	8,323
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,613
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,340
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	6,440	6,513
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	3,114
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	4,285	4,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	5,570	5,796
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,955	6,514
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	1,000	1,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	1,265	1,418
[6,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.960%	3/6/25	8,495	8,495
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	507
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	255
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	266
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/34	6,390	6,444
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,908	8,150
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	227
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	15,963	15,880
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	17,947	17,498
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,451	3,580
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,627	1,374
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/39	3,285	3,296

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	5,000	4,961
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	10,000	10,069
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,250	9,343
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,315	9,409
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,503
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	4,992
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/49	5,000	4,970
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,003
	California Housing Finance Agency Revenue	4.000%	3/20/33	18,335	18,443
	California Housing Finance Agency Revenue	3.700%	11/1/37	2,325	2,291
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,263
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,623
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	1,500	1,595
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,619
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,633
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	1,750	1,849
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,715
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	3,085
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/59	1,250	1,318
[9]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	4,358
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,446
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,163
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	1,765	1,873
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	1,835	1,940
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/54	6,880	7,202
[9]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	18,265	19,270
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	1,550	1,619
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	6,000	6,052
[9]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/64	3,750	3,668
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,151
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,336
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	2,500	2,503
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/32	4,575	5,146
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	12,525	9,470
[9]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	510	508
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	1,165	1,205
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	235
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	645
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,159
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	781
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	260
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,863
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	1,500	1,461
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,602
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,059
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,467
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,863
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,050	1,141
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,543
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,100	1,209
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,430	1,473
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,160	1,284
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,825	2,035
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,824
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,275	1,418
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,053
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,273
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,345	1,487
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,405
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,405	1,549
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,843
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,110	1,220
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,555	1,706

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	2,130	2,133
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,550	1,689
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	994
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,575	2,608
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,975	2,005
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,061
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,555	2,583
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,894
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/46	1,000	808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,175	1,180
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	4,000	3,713
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	13,557
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,373
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,518
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/38	725	824
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	971
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	2,960	3,061
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/31	270	298
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	285	316
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/33	300	335
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,621
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,950	6,881
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	1,019
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,537
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	4,530	4,494
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/44	1,666	1,664
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/49	1,000	1,050
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	12,632
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,821
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	6,356
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/54	1,000	1,045
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/59	1,000	1,038
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	970
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,664
[9]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	3,040	2,824
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	4,500	4,546
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	1,729	1,758
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,257
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	585	585
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	1,740	1,853
[6,9]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.000%	3/3/25	6,400	6,400
[9]	California Municipal Finance Authority Private Schools Revenue	5.750%	5/1/54	710	730
[9]	California Municipal Finance Authority Private Schools Revenue	5.875%	5/1/59	710	733
[9]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,000	1,079
[9]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	4,345	4,716
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,890	1,925
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/49	965	998
	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,074
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	1,000	1,029
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	8,000	8,580
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,065
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	1,070	1,091
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	204
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,573
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,460	1,635
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,055	1,177
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	15,050	15,525
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	690	691
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,660	2,546
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	2,750	2,589
[6,9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.050%	3/3/25	1,700	1,700
[9]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	5,280	5,248
[9]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	14,110	13,666

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/65	13,335	13,464
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	5,000	1,414
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,007
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	455
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/41	2,750	2,751
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	1,355	1,205
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	1,000	1,034
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,201
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	684
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	3,081
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/54	1,770	1,779
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/59	1,700	1,745
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	30
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	8,079
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,569
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/64	1,020	1,015
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	2,025	2,052
[9]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,111
[9]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,565
[9]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/35	300	301
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,000	970
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/49	150	152
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,732
[9]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/50	2,120	2,124
[9]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	1,550	1,162
[9]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	1,300	926
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	50
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	25
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	498
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,020
[9]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/36	1,480	1,431
[9]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/51	250	213
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,395	1,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	1,000	1,159
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,378
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,122
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	1,000	1,104
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	6,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	10,880
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,085
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	3,150	3,683
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	11,950	13,922
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	679
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	6,250	7,271
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,302
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,159
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	6,795	6,407
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,699
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,208
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,190
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	2,405	2,416
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	4,015	4,323
	California State University College & University Revenue	4.000%	11/1/34	1,000	1,008
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,085
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,464
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,116
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,353
	California State University College & University Revenue	5.000%	11/1/38	660	687
	California State University College & University Revenue	5.000%	11/1/42	1,500	1,550

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/43	575	578
	California State University College & University Revenue	5.000%	11/1/48	7,975	8,308
	California State University College & University Revenue	5.250%	11/1/48	5,155	5,756
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,251
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,379
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	2,340	2,249
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,465	1,487
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,920	4,993
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	900	941
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,295
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	895	928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,715	2,749
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	145	133
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,618
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,475	1,517
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,850	1,896
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,500	1,521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,390
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	4,044
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	5,799
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,030
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,699
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,000	1,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,139
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	6,225	6,286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	9,547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/51	4,895	3,729
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,782
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	2,900	2,959
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,736
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	1,991
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,085
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	9,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	480	525
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,628
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,135	3,198
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,025
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	8,565
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,043
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,574
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,549
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,152
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,234
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,000	5,069
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,470	7,573
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,425	5,489
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,352
[9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	1,700	1,717
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,922
[9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,000	1,007
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	3,005
	California Statewide Communities Development Authority Revenue	4.000%	10/1/42	1,060	1,049
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/36	845	859
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/52	1,990	2,074
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/53	2,500	2,592
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	1,815	1,886

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,384
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	800	819
	Campbell CA GO	5.000%	9/1/47	1,000	1,067
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,646
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/49	12,000	12,888
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	311
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,537
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	36,520	40,082
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,101
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,928
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,217
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	5,000	5,043
	Chaffey Joint Union High School District GO	4.000%	8/1/54	5,500	5,460
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,751
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,866
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,233
	Chino Valley Unified School District GO	0.000%	8/1/40	1,800	964
	Chino Valley Unified School District GO	0.000%	8/1/41	2,500	1,263
	Chino Valley Unified School District GO	0.000%	8/1/42	2,000	954
	Chino Valley Unified School District GO	0.000%	8/1/43	3,590	1,611
	Chino Valley Unified School District GO	0.000%	8/1/44	4,000	1,697
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,244
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,543
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	1,922
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	2,989
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,043
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,336
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,942
	Clovis Unified School District GO	5.250%	8/1/40	650	722
[9]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,779
[9]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	4,065	2,849
	Coast Community College District GO	4.000%	8/1/42	5,000	5,010
[1]	Coast Unified School District GO	0.000%	8/1/40	1,610	880
[4]	Colton Joint Unified School District GO	0.000%	8/1/46	4,700	1,802
[4]	Colton Joint Unified School District GO	0.000%	8/1/47	5,000	1,823
[4]	Colton Joint Unified School District GO	0.000%	8/1/48	3,500	1,210
	Contra Costa Community College District GO	4.000%	8/1/34	1,300	1,300
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,975	1,568
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	2,190	1,854
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	2,000	1,406
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	3,000	2,336
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	2,141
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	719
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	9,975	7,514
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	12,000	8,877
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,206
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,669
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,197
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	475	477
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,400	4,652
[6,9]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	4,900	4,900
	Dixon CA Special Tax Revenue	5.000%	9/1/41	625	665
[1]	Downey Unified School District GO	2.000%	8/1/42	450	314
[1]	Downey Unified School District GO	2.125%	8/1/44	135	91
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,457
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	19,920	19,939
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,002
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,000
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,494
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,890
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,073
	Eastern Municipal Water District Water Revenue VRDO	1.250%	3/3/25	1,570	1,570
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,812

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,085
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,012
	El Monte Union High School District GO	0.000%	6/1/44	2,340	984
	El Monte Union High School District GO	0.000%	6/1/47	1,500	540
	El Monte Union High School District GO	0.000%	6/1/48	1,250	426
	El Monte Union High School District GO	0.000%	6/1/49	1,000	323
	El Segundo Unified School District GO	2.000%	8/1/46	845	528
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,551
	El Segundo Unified School District GO	2.000%	8/1/48	130	78
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,779
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	60
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,008
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/27	1,615	1,631
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/28	3,900	3,937
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/29	2,425	2,448
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	5,176
	Elk Grove Unified School District GO	2.000%	8/1/37	2,000	1,597
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	972
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,291
[5]	Escondido Union High School District GO	0.000%	8/1/32	3,010	2,381
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/51	5,290	4,814
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,227
[11]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/35	4,650	3,989
	Fontana CA Special Tax Revenue	5.000%	9/1/48	350	366
	Fontana CA Special Tax Revenue	5.000%	9/1/54	1,000	1,036
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,883
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	1,455	1,458
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,897
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,521
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,116
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	952
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	922
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	758
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,469
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,303
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,180	7,236
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,403
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,401
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	9,821	8,186
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,193
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,529
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,158
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,225
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,405
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,383
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,009
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,447
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	4,732
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,172
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,009
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	1,000
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	3,118
	Glendale CA Community College District GO	3.000%	8/1/47	1,145	902
	Glendale CA Unified School District GO	3.000%	9/1/39	5,000	4,568
[4,8]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	3,018
	Grossmont Healthcare District GO	4.000%	7/15/34	3,370	3,371
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	4,234
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	2,000	2,092
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,806
[1]	Hacienda La Puente Unified School District COP	4.000%	6/1/45	6,000	6,016
	Hartnell CA Community College District GO	4.000%	8/1/35	300	307
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,651
[9]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	12,850	12,141
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,098
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,070
[4]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,805
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,088
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,257

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,678
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,875
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	981
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,422
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,044
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,173
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	518
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	253
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,504
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,580
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,888
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	343
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/45	1,455	1,456
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/50	6,950	6,838
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	625
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	5,011
[4,7]	Lake Tahoe Unified School District GO	5.000%	8/1/54	1,225	1,324
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	496
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	483
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	916
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,174
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,772
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/29	1,010	1,046
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/30	1,255	1,299
[3]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,899
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	1,630	1,633
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,432
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,140
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	336
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	304
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,233
	Livermore Valley Joint Unified School District CA GO	3.000%	8/1/40	2,135	1,915
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	967
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	363
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	959
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	499
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,989
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,585
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	815
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,681
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,763
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,276
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,161
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,650
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,738
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,262
[12]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.502%	11/15/26	1,800	1,817
[8]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/26	2,695	2,752
[8]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/31	4,715	5,235
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,173
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	500	513
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,060
	Long Beach Community College District GO	3.000%	8/1/41	2,000	1,735
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,785
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,404
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,633
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,331
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,976
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,101
	Los Angeles CA Community College District GO	4.000%	8/1/38	630	634
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	18,000	18,107
[6,9]	Los Angeles CA Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	28,000	28,000
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	482
	Los Angeles CA Unified School District GO	5.000%	7/1/31	100	114
	Los Angeles CA Unified School District GO	5.000%	7/1/34	470	560

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/35	120	141
	Los Angeles CA Unified School District GO	5.000%	7/1/35	155	185
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,169
	Los Angeles CA Unified School District GO	5.000%	7/1/39	4,250	4,994
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,075
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,851
	Los Angeles CA Unified School District GO	5.000%	7/1/40	135	157
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,560
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,125
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,115
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	20,921
	Los Angeles CA Unified School District GO	5.250%	7/1/42	8,000	8,368
	Los Angeles CA Unified School District GO	5.000%	7/1/44	1,000	1,124
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,410
	Los Angeles CA Unified School District GO	5.250%	7/1/47	100	111
	Los Angeles CA Unified School District GO	4.000%	7/1/49	3,000	2,980
	Los Angeles CA Unified School District GO	5.250%	7/1/49	13,905	15,603
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,057
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,394
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,605
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,726
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,179
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,376
[6,9]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	1.850%	3/3/25	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,510
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	11,950	13,159
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	13,195	14,518
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,063
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,002
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,319
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,113
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,183
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,552
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,275
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,235
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,276
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	12,100	13,302
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	1,685	1,925
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	3,550	3,491
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	19,250	21,446
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	6,625	7,532
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,881
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,328
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,084
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,067
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,645
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,811
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	6,994
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,317
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	5,640	6,004
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	340	366
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5,175	5,832
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	205	233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,550	1,762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,965	2,052
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	670	688
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	435	460
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	235	257
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,865	1,937
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,245	4,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	220	222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	450	492
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,502
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,847
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,648
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	135	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	800	860

Vanguard® California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	735	805
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	270	302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	120	135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	280	310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	400	445
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	120	134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,940	13,841
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	820	876
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,509
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,410
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	155	156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	23,395	23,727
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	665	717
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	410	447
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,205	2,271
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	2,945	3,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,040	1,096
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,353
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	885	944
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	420	444
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	4,820	5,127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	4,230	4,338
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	9,185	9,395
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	20,295	21,134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	10,370	10,799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	255	267
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	6,780	7,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	2,925	3,082
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	4,570	4,878
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	2,160	2,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	665	703
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	380	390
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	100	107
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	200	206
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	420	425
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	50	54
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	125	135
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	155	170
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	375	394
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	180	198
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,365	1,379
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	270	301
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	265	296
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	440	491
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	140	148
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	110	120
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	285	293
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	400	422
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	455	517
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	230	261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	220	240
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	145	165
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	325	342
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	180	196
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	240	272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	720	820
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	640	733
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,818
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,185	1,194
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	160	178
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,783
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,704
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	760	844
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	410	461
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	290	328
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,555

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,037
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	335	374
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,830	2,075
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	335	377
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,110	1,188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	145	159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	365	400
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	205	229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,125	1,198
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	205	223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	480	527
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	305	336
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,530	2,801
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	315	338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	520	561
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	220	239
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	330	361
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,790	6,987
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	375	402
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	345	372
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	125	134
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,305	2,497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,435	1,560
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	5,818
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	3,865	4,164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/45	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,095	2,098
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	485	507
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	1,600	1,666
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	570	600
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	585	618
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	490	501
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,410	3,474
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	90	88
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	1,145	1,210
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	395	411
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,680	2,778
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	9,415	9,881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,346
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	18,840	20,206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/54	930	983
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.400%	3/3/25	4,019	4,019
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.550%	3/3/25	3,500	3,500
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.600%	3/3/25	2,811	2,811
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.600%	3/3/25	2,422	2,422
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.750%	3/6/25	1,512	1,512
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.750%	3/6/25	880	880
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,700	1,711
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/49	4,650	4,376
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/54	3,000	2,807
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/59	2,250	2,115
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/61	3,000	2,842
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,268
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,644
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,418
	Los Rios Community College District GO	3.000%	8/1/44	1,000	833
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/34	500	522
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	983
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	3,650	3,358
[5]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,248
[4]	Merced Union High School District GO	0.000%	8/1/37	5,200	3,365
	Mesa Water District COP	4.000%	3/15/40	325	336
	Mesa Water District COP	5.000%	3/15/50	4,380	4,608
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/46	4,575	4,940
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	984
	Milpitas Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,171
	Modesto High School District GO	4.000%	8/1/52	8,595	8,542
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,284

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,791
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,112
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	3,970
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,143
[7]	Moreland School District GO	3.875%	8/1/30	960	981
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,598
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	3,013
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	5,978
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/31	1,675	1,758
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,663
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,310
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	707
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,727
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,090
	Mount San Antonio Community College District GO	5.000%	8/1/44	4,150	4,417
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,918
	Mount San Jacinto Community College District GO	3.000%	8/1/38	1,715	1,616
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,008
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	4,006
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,126
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	6,164
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,508
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	838
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,776
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,842
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,742
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,447
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	611
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,805	9,851
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,085	12,728
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,477
	New Haven Unified School District GO	4.000%	8/1/36	500	510
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	424
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,207
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,838
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	681
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,304
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	623
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,564
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,857
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	942
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	927
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	907
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	29,000	31,056
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,681
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	99
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	8,865	7,471
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,459
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,294
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,198
	Novato CA Unified School District GO	3.000%	8/1/43	1,430	1,224
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,521
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,399
	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,163
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,057
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	815
[4,9]	Oxnard School District GO TOB VRDO	1.600%	3/3/25	4,000	4,000
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,040
	Pajaro Valley Health Care District GO	5.000%	9/1/54	6,000	6,163
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	730
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,194
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,270
	Palo Alto Unified School District GO	3.250%	8/1/42	10,150	9,456
	Palomar Health GO	4.000%	8/1/32	4,140	4,081
[5]	Palomar Health GO	0.000%	8/1/33	4,100	3,003
	Palomar Health GO	4.000%	8/1/33	4,560	4,440
	Palomar Health GO	0.000%	8/1/34	750	467
	Palomar Health GO	4.000%	8/1/34	335	322
	Palomar Health GO	5.000%	8/1/34	1,125	1,126

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	4.000%	8/1/35	4,270	4,052
	Palomar Health GO	0.000%	8/1/36	5,025	2,787
	Palomar Health GO	4.000%	8/1/36	300	281
[1]	Palomar Health GO	0.000%	8/1/38	390	233
[5]	Palomar Health GO	7.000%	8/1/38	205	230
[3]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	1,950	1,849
	Paramount Unified School District GO	0.000%	8/1/42	1,000	464
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	1,850	791
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/45	1,900	769
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/46	1,675	643
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/47	1,750	636
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/48	1,625	562
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,622
	Peralta Community College District GO	4.000%	8/1/31	2,000	2,001
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,408
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/48	3,000	3,120
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,639
	Pittsburg Unified School District GO	3.500%	8/1/46	260	225
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,474
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,526
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,256
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,192
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,846
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,193
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	2,000	1,841
	Pleasanton Unified School District GO	4.000%	8/1/42	7,830	7,827
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,439
[4]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,556
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	625
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	985
	Poway Unified School District GO	0.000%	8/1/33	990	753
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,809
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,959
	Poway Unified School District GO	0.000%	8/1/46	8,000	3,079
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,776
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,735
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,161
	Ravenswood City School District CA GO	4.000%	8/1/33	1,195	1,208
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	610
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,269
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	193
[8]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/26	3,445	3,293
	Rialto CA Special Tax Revenue	5.750%	9/1/58	3,235	3,495
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,343
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,631
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	2,800	2,959
	Riverside CA Sewer Revenue	5.000%	8/1/37	1,000	1,064
	Riverside Community College District GO	3.000%	8/1/35	530	506
	Riverside Community College District GO	3.000%	8/1/36	2,490	2,343
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,019
	Riverside Community College District GO	3.000%	8/1/37	1,005	931
	Riverside Community College District GO	3.000%	8/1/40	6,050	5,391
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,349
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,347
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,399
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,326
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	4,105	3,285
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,823
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,637
	Riverside Unified School District GO	3.000%	8/1/36	800	754
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,672
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,020
[1]	Robla CA School District GO Special Obligation Revenue	5.000%	8/1/44	2,170	2,235
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,848
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	916
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,475
	Roseville Joint Union High School District GO	0.000%	8/1/39	2,250	1,223
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	894

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,597
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,261
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	5
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	1,980
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,781
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,381
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,452
[6,8,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	1.910%	3/6/25	34,700	34,700
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/30	3,000	2,438
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,774
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,360
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,134
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,685
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,131
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,411
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,116
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,517
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,080
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,312
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,560
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,226
	San Bruno Park School District GO	5.000%	8/1/53	2,500	2,636
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	6,130	6,316
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	879
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,491
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,016
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	877
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,327
	San Diego CA Unified School District GO	0.000%	7/1/45	1,945	817
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,281
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,029
	San Diego CA Unified School District GO	5.000%	7/1/47	18,575	19,052
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	845
	San Diego CA Unified School District GO	5.000%	7/1/48	6,500	7,119
	San Diego CA Unified School District GO	5.000%	7/1/49	2,915	3,209
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,093
	San Diego CA Unified School District GO	4.000%	7/1/54	10,000	9,876
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,432
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,176
	San Diego Community College District GO	4.000%	8/1/41	1,000	1,036
	San Diego Community College District GO	4.000%	8/1/42	1,000	1,029
	San Diego Community College District GO	4.000%	8/1/43	1,000	1,022
	San Diego Community College District GO	5.000%	8/1/55	26,400	29,041
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,534
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,262
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,439
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,485	4,536
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,155
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	5,175	5,660
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	686
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	714
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	2,010	2,189
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	942
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,509
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	911
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,940
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,553
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,871
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,156
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/43	5,865	5,871
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/41	3,355	3,378
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,496
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,487
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/43	8,490	7,348
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/44	8,745	7,432
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,218
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,597
[7]	San Francisco CA City & County COP	4.000%	4/1/47	700	665

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	San Francisco CA City & County COP	4.000%	4/1/50	400	375
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	920
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,490
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,619
	San Francisco CA City & County GO	3.000%	6/15/34	3,250	3,036
	San Francisco CA City & County GO	3.000%	6/15/35	2,140	1,973
[9]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.850%	3/3/25	70,800	70,800
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,502
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,045
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	10,000	11,134
	San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	1,500	1,156
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,395
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	4,875	5,008
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,878
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	8,605	9,004
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	6,330	6,611
[6]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.750%	3/5/25	12,000	12,000
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,319
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,221
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,326
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,200
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	3,850	4,198
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,101
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,013
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	1,750	1,779
[4]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,557
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,290
[4]	San Francisco Community College District GO	5.250%	6/15/49	16,500	18,201
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,590	3,772
	San Francisco Unified School District GO	4.000%	6/15/33	7,830	7,831
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,561
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,046
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,797
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,909
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,705
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,142
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,256
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,062
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	175
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	14,995	17,107
	San Jose CA GO	5.000%	9/1/49	5,400	5,621
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,366
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,020
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	4,100	4,298
	San Juan Unified School District GO	2.375%	8/1/41	15	11
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,184
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	461
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,148
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,661
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,594
	San Marcos Unified School District GO	0.000%	8/1/39	5,000	2,882
	San Marcos Unified School District GO	0.000%	8/1/40	5,000	2,731
	San Marcos Unified School District GO	0.000%	8/1/41	2,000	1,032
	San Marcos Unified School District GO	0.000%	8/1/42	1,000	486
	San Marcos Unified School District GO	0.000%	8/1/43	1,000	458
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,023
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,512
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	5,365	3,442
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,135
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,434
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,636
	San Rafael CA City High School District GO	3.000%	8/1/40	1,950	1,759
	San Rafael CA City High School District GO	4.250%	8/1/47	5,500	5,579

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Rafael CA City High School District GO	4.000%	8/1/53	7,000	6,978
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,703
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,033
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,043
[8]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/33	2,000	1,482
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/45	2,500	2,507
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/50	4,140	4,104
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	473
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,313
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,495
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	820
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,416
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,411
[3]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,860
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,612
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	595
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,222
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,607
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,829
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	3,000	3,000
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,494
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	6,175
	Santa Clara Unified School District GO	3.250%	7/1/44	3,790	3,369
	Santa Clarita Community College District GO	3.000%	8/1/36	750	710
	Santa Clarita Community College District GO	3.000%	8/1/41	950	832
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/39	4,300	4,363
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	812
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,077
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,502
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,620
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,066
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,575	1,362
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	446
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	665
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	566
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,298
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/42	4,770	4,100
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,367
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,901
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,660
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,318
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	208
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	207
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	362
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	258
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	1,024
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	1,033
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	1,012
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,283
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,369
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,026
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	10,000	9,904
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	25,100	26,697
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,434
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	1,255	1,364
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,389
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	135	146
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	210	226
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.250%	3/3/25	37,300	37,300
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,739
	Southwestern Community College District GO	3.000%	8/1/39	900	834
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,131
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,261
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	256
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,505

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,687
	State Center Community College District GO	3.000%	8/1/40	4,660	4,184
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/49	525	547
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,666
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,122
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,047
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,690
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,065
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	5,029
	Sunnyvale CA School District GO	4.000%	9/1/36	250	261
	Sunnyvale CA School District GO	4.000%	9/1/37	270	279
	Sunnyvale CA School District GO	4.000%	9/1/42	700	711
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/52	3,620	2,398
	Sweetwater Union High School District GO	5.000%	8/1/33	165	168
	Sweetwater Union High School District GO	5.000%	8/1/34	900	915
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	712
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,479
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,846
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,733
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,622
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,332
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	4,975	1,783
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	1,165	393
	Sweetwater Union High School District GO	5.000%	8/1/52	13,435	14,426
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/38	3,115	3,249
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,059
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,045
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,800	2,863
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	150	152
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,119
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,827
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	895
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,906
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/36	800	834
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/45	2,000	2,033
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/49	1,500	1,516
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,330
[3]	Tulare Union High School District GO	0.000%	8/1/27	515	476
[3]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,115
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,022
[1]	Twin Rivers Unified School District GO	0.000%	8/1/36	1,850	1,154
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	3,157
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,866
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,217
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,061
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	547
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,309
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,639
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,130
	University of California College & University Revenue	5.000%	5/15/35	7,475	7,949
	University of California College & University Revenue	5.000%	5/15/36	5,000	5,908
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,682
	University of California College & University Revenue	5.000%	5/15/37	15,135	17,803
	University of California College & University Revenue	5.000%	5/15/37	31,190	36,687
	University of California College & University Revenue	5.000%	5/15/38	9,890	11,581
	University of California College & University Revenue	5.000%	5/15/38	12,330	14,439
	University of California College & University Revenue	5.000%	5/15/39	10,075	11,689
	University of California College & University Revenue	5.000%	5/15/39	7,775	9,020
	University of California College & University Revenue	5.000%	5/15/40	26,865	30,985
	University of California College & University Revenue	5.000%	5/15/40	3,250	3,748
	University of California College & University Revenue	5.000%	5/15/41	7,850	7,982
	University of California College & University Revenue	5.000%	5/15/41	5,645	6,451
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,182
	University of California College & University Revenue	5.250%	5/15/42	2,640	2,753
	University of California College & University Revenue	5.000%	5/15/43	19,100	19,925
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,382
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,922
	University of California College & University Revenue	5.000%	5/15/52	23,340	25,123
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,146
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	28,855	29,895

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	26,285	28,330
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	2,250	2,311
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,406
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	825
	University of California College & University Revenue VRDO	0.950%	3/3/25	12,200	12,200
	University of California College & University Revenue VRDO	1.000%	3/3/25	15,495	15,495
	University of California College & University Revenue VRDO	1.000%	3/6/25	4,150	4,150
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,377
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	8,215	8,361
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	2,000	2,219
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,846
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	3,000	3,036
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	22,735	22,260
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	13,133
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.300%	3/3/25	11,800	11,800
	Upland CA COP	4.000%	1/1/42	5,635	5,379
	Upland CA COP	5.000%	1/1/47	4,060	4,140
[9]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	1.300%	3/3/25	5,700	5,700
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	799
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,064
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,596
[4]	Val Verde Unified School District GO	4.000%	8/1/46	550	549
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,944
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,445
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,625
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,914
	Ventura Unified School District GO	4.000%	8/1/52	11,230	11,105
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,000	1,031
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	931
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	799
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	649
	Washington Township Health Care District GO	5.000%	8/1/43	250	250
	Washington Township Health Care District GO	5.000%	8/1/43	500	500
	Washington Township Health Care District GO	5.500%	8/1/53	750	836
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,366
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,295
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	520
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,091
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,101
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,628
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	105	94
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,131
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	515
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,170
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	862
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	637
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,093
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,174
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,880
[4]	West Contra Costa Unified School District GO	4.000%	8/1/32	1,000	1,078
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	832
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,440	1,694
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	500	588
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,530	1,800
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	958
[4]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	2,067
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,325
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,980	2,306
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	725	844
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,680	1,957
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,430	1,656
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,740	2,015
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,000	1,147
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,400	1,606
[4]	West Contra Costa Unified School District GO	4.000%	8/1/54	2,070	2,042
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	815
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,043
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,602
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,583
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,240

Vanguard® California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,121
[4]	Westminster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	11/1/29	1,000	1,036
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,050	733
[1]	William S Hart Union High School District GO	0.000%	8/1/36	1,150	770
					5,507,581
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	125	130
Minnesota (0.2%)
[11]	Freddie Mac Pool	3.550%	11/1/32	2,057	1,989
[11]	Freddie Mac Pool	3.180%	9/1/33	8,877	8,361
					10,350
Multiple States (0.3%)
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	8,467	8,114
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	9,989	9,111
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.542%	11/25/38	1,220	1,171
					18,396
New York (0.0%)
[11]	Freddie Mac Pool	2.820%	5/1/35	924	807
Ohio (0.1%)
[11]	Freddie Mac Pool	3.400%	11/1/40	7,460	6,842
Pennsylvania (0.1%)
[11]	Freddie Mac Pool	3.600%	7/1/40	3,977	3,681
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,416	11,940
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,442
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,704	11,950
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	10,000	7,081
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,652	3,678
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	810	780
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	531
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	1,043
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	638
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	155	163
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,800	1,705
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,365	5,074
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,230	1,059
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,221
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	833
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	40,259	13,496
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,560	1,549
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,753	2,735
					72,180
Total Tax-Exempt Municipal Bonds (Cost $5,644,855)					5,619,967

Vanguard® California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	6,247	3,928
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,976	1,901
Total Taxable Municipal Bonds (Cost $5,681)				5,829
Total Investments (99.5%) (Cost $5,650,536)				5,625,796
Other Assets and Liabilities—Net (0.5%)				28,824
Net Assets (100%)				5,654,620
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $372,987,000, representing 6.6% of net assets.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at February 28, 2025.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® California Long-Term Tax-Exempt Fund
At February 28, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.